Long-Term Investments - Summary of long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments
Equity securities without readily determinable fair value - Balances, beginning	¥ 42,768	¥ 33,605	¥ 11,969
Equity securities without readily determinable fair value - Additions	7,245	8,539	24,208
Equity securities without readily determinable fair value - Impairment	0	0	(2,060)
Equity securities without readily determinable fair value - Foreign currency translation adjustment	(1,203)	624	(512)
Equity securities without readily determinable fair value - Balances, ending	¥ 48,810	¥ 42,768	¥ 33,605